Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Sector Rotation Fund (No Load Shares)
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	No Load Shares
Trading Symbol	NAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sector Rotation Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/NAVFX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/NAVFX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NAVFX	$202	1.91%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

What factors affected the Fund's performance?

During the last 12 months the three most important financial matters were the Presidential Election, Interest rates and tariffs. The elections brought back a familiar face to the White House Mr. Donald J. Trump. This means we already have a play book from which to draw from. Inflation was moderate year over year at 2.90%. The federal reserve has cut the red funds rate three times during the last 12 months. This brought the fed funds rate down to 4.00%-4.25%. Then there was the matter of tariffs. Although President Trump did impose tariffs during his first administration (which President Biden left untouched) this time he went all in and imposed them on most of the US’s major trading “partners”. As an economist I was able to apply the tariffs to our model. However, what I found extremely difficult was the seemingly consistent adjustment of the administration’s tariff policy. It was then that I drew on my decades of experience and realized a steady hand approach was needed so not to get whipsawed into an untended portfolio allocation.

Despite all the uncertainty of the prior twelve months, the Fund has weathered the ever-changing climate and navigated to safer waters.

The Fund’s top three sectors ending September 30, 2024, were Information Technology (VGT), Communication Services (VOX) and Industrials (VIS). Fortunately, for our shareholders the same three were the top holdings as of September 30, 2025.

The bottom three sectors were Real Estate, Consumer Staples and Health Care. While the Fund did navigate around the Real Estate and Consumer Staples sectors, it did hold Health Care.This holding had a negative impact on the Fund's total return.Overall, the Fund was overweight in the top performing sectors and underweight in the poorer performing sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From September 30, 2015 through September 30, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 year	5 year	10 year	Since Inception
NAVFX	14.40%	11.85%	10.53%	9.43%
S&P 500 Index	17.60%	16.46%	15.29%	14.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundinfopages.com/NAVFX for more recent performance information.
Net Assets	$ 41,911,617
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 388,910
Investment Company, Portfolio Turnover	136.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Net Assets	$41,911,617
Number of Holdings	9
Total Advisory Fee	$388,910
Portfolio Turnover Rate	136.35%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
Vanguard Communication Services ETF	20.2%
Vanguard Information Technology ETF	17.8%
Vanguard Industrials ETF	17.7%
Vanguard Consumer Discretionary ETF	14.2%
Vanguard Health Care ETF	9.3%
Vanguard Financials ETF	7.8%
ProShares UltraPro Short QQQ	5.8%
Fidelity Treasury Portfolio	5.8%
SPDR S&P 500 ETF Trust	1.6%